BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 7,696	$ 21,717
GST receivables	2,448	2,348
Royalty receivables	19,619	0
Prepaid expenses	4,106	0
Total current assets	33,870	24,065
Reclamation deposits	101,139	99,916
PetroSteam License	0	59,828
Total assets	135,009	183,809
Current liabilities
Accounts payable and accrued liabilities	42,503	101,367
Accounts payable and accrued liabilities - related party	22,115	21,958
Notes payable, net of debt discount	33,503	8,537
Derivative liabilities	210,929	24,336
Total current liabilities	309,050	156,198
Deferred revenue - royalty agreement (Note 9)	300,000	300,000
Asset retirement obligation	214,960	197,904
Total long-term liabilities	514,960	497,904
Total liabilities	824,010	654,102
Commitments and Contingencies	0	0
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 20,085,119 shares issued and outstanding at December 31, 2021 and 2020, respectively	0	0
Additional paid-in capital	23,404,083	23,404,083
Common shares to be issued	5,000	5,000
Accumulated deficit	(23,692,529)	(23,474,066)
Accumulated other comprehensive income	(405,555)	(405,310)
Total stockholders' equity (deficit)	(689,001)	(470,293)
Total liabilities and stockholders' equity (deficit)	$ 135,009	$ 183,809